Other Non-current Liabilities - Schedule of Other Non-current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Other Non Current Liabilities [Abstract]
Deferred rent liabilities	$ 2,112	$ 1,617
Employee related payables		584
Deferred income	288
Total	$ 2,400	$ 2,201